Document and Entity Information	Jul. 22, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	NOVANTA INC.
Entity Central Index Key	0001076930
Entity Emerging Growth Company	false
Entity File Number	001-35083
Entity Incorporation, State or Country Code	A3
Entity Tax Identification Number	98-0110412
Entity Address, Address Line One	125 Middlesex Turnpike
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	266-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	As previously disclosed by Novanta Inc., a New Brunswick corporation (the “Company”) in the Current Report on Form 8-K filed on June 9, 2026 (the “Previous Form 8-K”) with the Securities and Exchange Commission, on June 8, 2026, the Company, Novanta Medical Technologies Corp., a Delaware corporation and an indirect subsidiary of the Company (“Buyer”), Novanta Corporation, a Michigan corporation (“Intermediate Parent”, and together with the Company and the Buyer, the “Buyer Parties”), Runway Midco, LLC, a Delaware limited liability company (“Seller”), and Runway Buyer, LLC, a Delaware limited liability company and direct wholly owned subsidiary of Seller (“Runway Buyer”), entered into an Equity Purchase Agreement (the “Purchase Agreement”), pursuant to which Buyer agreed to acquire from Seller all of the issued and outstanding limited liability company interests (the “Purchased Interests”) of Runway Buyer (the “Transaction”). On July 23, 2026, the closing of the Transaction (the “Closing”) occurred. This Current Report on Form 8-K/A is filed as an amendment to the Current Report on Form 8-K filed by the Company on July 27, 2026, pursuant to Item 9.01(a)(3) and (b)(2) of Form 8-K, to include the financial information required pursuant to Item 9.01(a) and (b) of Form 8-K.
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, no par value
Trading Symbol	NOVT
Security Exchange Name	NASDAQ
6.50% Tangible Equity Units
Document Information [Line Items]
Title of 12(b) Security	6.50% Tangible Equity Units
Trading Symbol	NOVTU
Security Exchange Name	NASDAQ